Summary of Significant Accounting Policies and Basis of Presentation (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Summary of Significant Accounting Policies and Basis of Presentation
Schedule of effect of the financial statement adjustments related to the restatement

As of March 31, 2021 (Unaudited)	As Reported	Adjustment	As Restated
Total assets	$200,872,655		$200,872,655
Total liabilities	$55,875,256		$55,875,256
Class A common stock subject to possible redemption	139,997,390	60,002,610	200,000,000
Preferred stock	—	—	—
Class A common stock	600	(600)	—
Class B common stock	500	—	500
Additional paid-in capital	41,975,057	(41,975,057)	—
Accumulated deficit	(36,976,148)	(18,026,953)	(55,003,101)
Total stockholders’ equity (deficit)	$5,000,009	$(60,002,610)	$(55,002,601)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$200,872,655	$—	$200,872,655

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the three months ended March 31, 2021:

Three Months Ended March 31, 2021 (Unaudited)

	As Reported	Adjustment	As Restated
Cash Flow from Operating Activities	$(610,434)	$—	$(610,434)
Cash Flows used in Investing Activities	$—	$—	$—
Cash Flows provided by Financing Activities	$85,000	$—	$85,000
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A common stock subject to possible redemption	$(20,841,640)	$20,841,640	$—

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of June 30, 2021:

As of June 30, 2021 (Unaudited)	As Reported	Adjustment	As Restated
Total assets	$200,616,025		$200,616,025
Total liabilities	$57,895,749		$57,895,749
Class A common stock subject to possible redemption	137,720,270	62,279,730	200,000,000
Preferred stock	—	—	—
Class A common stock	623	(623)	—
Class B common stock	500	—	500
Additional paid-in capital	44,252,155	(44,252,155)	—
Accumulated deficit	(39,253,272)	(18,026,953)	(57,280,225)
Total stockholders’ equity (deficit)	$5,000,006	$(62,279,730)	$(57,279,725)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$200,616,025	$—	$200,616,025

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the six months ended June 30, 2021:

Six Months ended June 30, 2021 (Unaudited)

	As Reported	Adjustment	As Restated
Cash Flow from Operating Activities	$(777,595)	$—	$(777,595)
Cash Flows used in Investing Activities	$96,478	$—	$96,478
Cash Flows provided by Financing Activities	$—	$—	$—
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A common stock subject to possible redemption	$(23,118,761)	$23,118,761	$—

The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per common share is presented below for the Affected Quarterly Periods:

	Earnings Per Share
	As Reported	Adjustment	As Restated
Three Months Ended March 31, 2021 (Unaudited)
Net loss	$(20,841,633)	$—	$(20,841,633)
Weighted average shares outstanding - Class A common stock	20,000,000	—	20,000,000
Basic and diluted earnings per share - Class A common stock	$—	$(0.83)	$(0.83)
Weighted average shares outstanding - Class B common stock	5,000,000	$—	$5,000,000
Basic and diluted earnings per share - Class B common stock	$(4.17)	$3.34	$(0.83)

	Earnings Per Share
	As Reported	Adjustment	As Restated
Three Months Ended June 30, 2021 (Unaudited)
Net loss	$(2,277,124)	$—	$(2,277,124)
Weighted average shares outstanding - Class A common stock	20,000,000	—	20,000,000
Basic and diluted earnings per share - Class A common stock	$—	$(0.09)	$(0.09)
Weighted average shares outstanding - Class B common stock	$5,000,000	$—	$5,000,000
Basic and diluted earnings per share - Class B common stock	$(0.45)	$0.36	$(0.09)

	Earnings Per Share
	As Reported	Adjustment	As Restated
Six Months ended June 30, 2021 (Unaudited)
Net loss	$(23,118,757)	$—	$(23,118,757)
Weighted average shares outstanding - Class A common stock	20,000,000	—	20,000,000
Basic and diluted earnings per share - Class A common stock	$—	$(0.92)	$(0.92)
Weighted average shares outstanding - Class B common stock	5,000,000	—	5,000,000
Basic and diluted earnings per share - Class B common stock	$(4.62)	$3.70	$(0.92)

Schedule of basic and diluted net income (loss) per common share

	For The Period From
	June 4, 2020 (inception)
	through
	December 31,2020
	Class A	Class B
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$(11,692,991)	$(4,441,524)

Denominator:
Basic and diluted weighted average common shares outstanding	13,163,265	5,000,000

Basic and diluted net loss per common share	$(0.89)	$(0.89)

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2021		September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$(37,847,531)	$(9,461,883)	$(56,342,537)	$(14,085,634)

Denominator:
Basic and diluted weighted average common shares outstanding	20,000,000	5,000,000	20,000,000	5,000,000

Basic and diluted net loss per common share	$(1.89)	$(1.89)	$(2.82)	$(2.82)

	For the Three Months Ended September 30, 2020		For The Period From June 4, 2020 (inception) through September 30, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$(161,989)	$(100,696)	$(164,968)	$(115,924)

Denominator:
Basic and diluted weighted average common shares outstanding	8,043,478	5,000,000	7,115,385	5,000,000

Basic and diluted net loss per common share	$(0.02)	$(0.02)	$(0.02)	$(0.02)